Transactions with Related Parties	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Transactions with Related Parties

3.	Transactions with Related Parties:

The following transactions with related parties occurred during the nine–month periods ended September 30, 2016 and 2017.

(a)                Maritime:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim consolidated statements of comprehensive income / (loss):

	Nine Months Ended September 30,
	2016	2017
Included in Voyage related costs and commissions
Charter hire commissions	$236	$279

Included in Management fees, related parties
Ship-management fees	460	532

Included in General and administrative expenses
Administration fees	1,198	1,197

Total	$1,894	$2,008

As of December 31, 2016 and September 30, 2017, the balances due to Maritime were $1,953 and $5,777, respectively, and are included in “Due to related parties” in the accompanying consolidated balance sheets. The amount due to Maritime as of December 31, 2016 and September 30, 2017 includes $300 placed in escrow by Maritime on behalf of Sixthone, relating to a dispute with one of the Company’s charterers, as discussed in Note 11. The balances with Maritime are interest free and with no specific repayment terms.

The ship-management fees and the administration fees will be adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the head management agreement with Maritime to provide that in the event the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the ship-management fees and the administration fees, which will remain, for the particular calendar year, as per the previous calendar year.

(b)                Maritime Investors Corp. (“Maritime Investors”):

The promissory note of $2,500 that bears an interest rate of 2.75% per annum payable quarterly in arrears in cash or common shares of the Company, at a price per common share based on a five day volume weighted average price, at the Company’s discretion, is separately reflected in the accompanying consolidated balance sheets.

Accrued interest on the promissory note for the nine months ended September 30, 2016 and 2017, amounted to $17 for both periods, and is included in “Interest and finance costs, net” in the accompanying consolidated statement of comprehensive income / (loss).

On each of August 9, 2016 and March 7, 2017, the Company agreed with Maritime Investors to extend the maturity of the promissory note for one year, at the same terms and at no additional cost to the Company. The maturity of the promissory note, as amended, is January 2019.